Summary of Significant Accounting Policies - Disclosure of lease obligation recognized on initial application of IFRS 16 (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2020
Disclosure of voluntary change in accounting policy [line items]
Lease obligation recognized		$ 867,467
IFRS 16, Leases [Member]
Disclosure of voluntary change in accounting policy [line items]
Operating lease commitments as at August 31, 2019	$ 1,156,911
Increase in lease payments relating to the operating cost of the office lease	31,794
Incremental borrowing rate applied to lease liabilities	(142,895)
Lease obligation recognized	$ 1,045,810